Fair Value	3 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Fair Value
8 - Fair Value
To provide an indication about the reliability of the inputs used in determining fair value, the Company classifies its fair value financial instruments into the three levels prescribed under GAAP. An explanation of each level follows the tables and qualitative disclosures below. There were no transfers between fair value measurement levels for any periods presented.
The following table presents the Company’s fair value hierarchy for assets and liabilities measured and recognized at fair value, excluding investments where the NAV practical expedient has been elected, on a recurring basis:

	As of June 30, 2026				As of March 31, 2026
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Money market funds	$2,487	$—	$—	$2,487	$2,456	$—	$—	$2,456
Short-term investments (1)	830	—	—	830	850	—	—	850
Equity investments (2)	290	—	52	342	96	—	57	153
Available-for-sale debt securities	—	—	18	18	—	—	13	13
Total financial assets	$3,607	$—	$70	$3,677	$3,402	$—	$70	$3,472

Financial liabilities
Foreign currency forward contracts	$—	$9	$—	$9	$—	$10	$—	$10
Total financial liabilities	$—	$9	$—	$9	$—	$10	$—	$10
(1)Short-term investments represent term deposits with banks with a maturity between 3 and 12 months.
(2)In accordance with ASC Subtopic 820-10, Fair Value Measurements, investments that are measured at fair value using the NAV practical expedient are not classified in the fair value hierarchy.
The following tables summarize changes in the fair value, along with other activity associated with the Company’s Level 3 financial assets. See below for a description of the valuation techniques and inputs used in the fair value measurement of Level 3 equity method investments.
Equity Method Investments

	Three Months Ended June 30,
(in millions)	2026	2025
Fair value of financial assets at the beginning of the period	$57	$200
Fair value gains (losses) recognized in the Condensed Consolidated Income Statements	(5)	—
Fair value at the end of the period	$52	$200
The Company elected the fair value option in accordance with the guidance in ASC 825, Financial Instruments (“ASC 825”) for its investments in Acetone Limited. The Company initially computed the fair value for its investments consistent with the methodology and assumptions that market participants would use in their estimates of fair value with the assistance of a third-party valuation specialist or based on inputs from the investee. The fair value computation is updated on a quarterly basis. The investments are classified within Level 3 in the fair value hierarchy because the Company estimates the fair value of the investments using (i) the market-calibration approach based on the guideline public company method, or (ii) subject to availability of sufficient information, the income approach based on the discounted cash flow method.
The market-calibration approach considers valuation multiples that are calibrated to the valuation as of the prior valuation date (i.e., quarterly) based on: (a) changes in the broader market or industry; (b) changes in the guideline public companies; and (c) changes in the company’s operating and financial performance. The fair value computation under this approach includes a key assumption for the range of valuation multiples (i.e., enterprise value or revenue), which requires significant professional judgment by the valuation specialist and is based on observable inputs (e.g., market data) and unobservable inputs (e.g., market participant assumptions).
The following tables provide quantitative information related to certain key assumptions utilized in the valuation of equity method investments accounted for under the fair value option:

As of June 30, 2026
(in millions)	Fair Value	Valuation Technique	Unobservable Inputs	Range of Estimates
Equity Method Investments	$52	Acetone Limited – Market-Calibration or discounted cash flow	LTM Revenue Multiple	0.8x - 1.0x

As of March 31, 2026
(in millions)	Fair Value	Valuation Technique	Unobservable Inputs	Range of Estimates
Equity Method Investments	$57	Acetone Limited – Market-Calibration or discounted cash flow	LTM Revenue Multiple	0.9x - 1.1x
Currency Exchange Contracts
For currency exchange contracts, these contracts are valued at the present value of future cash flows based on forward exchange rates at the balance sheet date.